Convertible Redeemable Preferred Shares - Conversion right, Dividend right, Liquidation preference, Redemption rights (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) factor shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Convertible Redeemable Preferred Shares
Dividend declared | ¥	¥ 0	¥ 0	¥ 0
Liquidation amount as percentage of temporary equity issue price	100.00%
Payment term of redemption right (in days)	90 days
Ordinary shares
Convertible Redeemable Preferred Shares
Conversion ratio of preferred shares to ordinary shares | shares	1
Series A-1 A-2 B-1 B-2 B-3 B-4 C-1 D Convertible Redeemable Preferred Stock [Member]
Convertible Redeemable Preferred Shares
Factor in calculating dividend	8
Series D And C-1 Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares
Factor included in liquidation calculation	12
Factor included in calculation of redemption price	10
Merger
Convertible Redeemable Preferred Shares
Percentage of voting	50.00%
Preferred shares | Series B-1, B-2, B-3, and B-4 convertible redeemable preferred shares
Convertible Redeemable Preferred Shares
Redemption price as a percentage on issue price	120.00%
Preferred shares | Series A-2 Convertible Redeemable Preferred Stock
Convertible Redeemable Preferred Shares
Redemption price as a percentage on issue price	300.00%